UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

Catalyst Funds

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 06/30/2007

Date of reporting period: 03/31/2007

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2007

COMMON STOCK - (96.79%)	Shares	Value

AGRICULTURE - (2.05%)
Loews Corp. - Carolina Group	257	$ 19,432

AIRLINES - (6.77%)
Pinnacle Airlines Corp. *	2,513	43,450
World Air Holdings, Inc. *	1,946	20,628
		64,078

APPAREL - (12.25%)
Bakers Footwear Group, Inc. *	1,368	12,421
Footstar, Inc.	5,850	49,959
RG Barry Corp. *	2,360	24,591
Wet Seal, Inc. *	4,406	28,859
		115,830

AUTO PARTS - (4.41%)
Autozone, Inc. *	140	17,940
Lear Corp.	650	23,731
		41,671

CHEMICALS - (3.75%)
Ciba Specialty Chemicals AG - ADR	573	18,938
Pioneer Cos., Inc. *	598	16,529
		35,467

COAL - (1.16%)
Fording Canadian Coal Trust	495	10,940

COMMERCIAL SERVICES - (1.75%)
Live Nation, Inc. *	750	16,545

COMPUTERS & COMPUTER SERVICES - (5.00%)
China Expert Technology, Inc. *	9,263	43,536
Patriot Scientific Corp.	6,257	3,754
		47,290

ELECTRICAL COMPONENTS & EQUIPMENT - (1.05%)
Encore Wire Corp.	392	9,925

FINANCIAL SERVICES - (6.82%)
American Express Co.	270	15,228
Ameriprise Financial, Inc.	315	17,999
Calamos Asset Management, Inc.	572	12,767
UTEK Corp.	1,400	18,480
		64,474

FOOD - (4.12%)
Imperial Sugar Co.	1,162	38,962

HEALTHCARE PRODUCTS & SERVICES - (4.02%)
Advocat, Inc. *	1,545	19,730
Respironics, Inc. *	436	18,308
		38,038

HOME BUILDERS - (3.46%)
Meritage Homes Corp. *	377	12,109
NVR, Inc. *	31	20,615
		32,724

INSURANCE - (6.59%)
21st Century Holding Co.	2,056	$ 36,761
Universal Insurance Holdings, Inc.	7,250	25,520
		62,281

INTERNET SERVICE & SOFTWARE- (5.19%)
i2 Technologies, Inc. *	1,107	26,568
Imergent, Inc.	1,158	22,535
		49,103

LEISURE & RECREATION - (1.58%)
Aldila, Inc.	916	$ 14,986

MACHINERY - (1.61%)
Gencor Industries, Inc. *	1,652	15,198

MINING - (1.92%)
Freeport-McMoRan Copper & Gold, Inc.	274	18,136

MISCELLANEOUS MANUFACTURING - (3.22%)
Freightcar America, Inc.	281	13,536
PW Eagle, Inc.	513	16,949
		30,485
OIL & GAS - (14.12%)
Dominion Resources Black Warrior Trust	1,540	38,207
Norsk Hydro ASA - ADR	547	17,952
Patterson-UTI Energy, Inc.	529	11,871
Pengrowth Energy Trust	649	10,949
Repsol YPF SA - ADR	518	17,374
Vaalco Energy, Inc. *	7,177	37,177
		133,530
PHARMACEUTICALS - (1.89%)
Aspreva Pharmaceuticals Corp. *	830	17,895

TELECOMMUNICATIONS - (4.06%)
InterDigital Communications Corp. *	1,213	38,416

TOTAL COMMON STOCK (Cost $822,102)	72,136	915,406

SHORT-TERM INVESTMENTS - (18.22%)
Huntington National Bank Money Market IV, 4.45% ** (Cost $172,328)	172,328	172,328

TOTAL INVESTMENTS (Cost $994,430) - 115.01%	244,464	$ 1,087,734

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (15.01%)		(141,943)

NET ASSETS - 100%		$ 945,791

* Non-income producing security.
** Rate shown represents the rate at March 31, 2007, is subject to change and resets daily.
ADR American Depositary Receipt

The Catalyst Value Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year. As of March 31, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of Investments		$ 994,430
Gross Unrealized Appreciation		126,340
Gross Unrealized Depreciation		(33,036)
Net Unrealized Appreciation		$ 93,304

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Corporation’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Corporation in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Corporation’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:   /s/ Christopher F. Anci

   ---------------------------------------------

Name:  Christopher Anci

Title: President

Date:  May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Christopher F. Anci

    ---------------------------------------------

Name:  Christopher Anci

Title: President

Date:  May 14, 2007

By:   /s/ David F. Ganley

   ---------------------------------------------

Name:   David F. Ganley

Title:  Treasurer

Date:   May 14, 2007